Property and Equipment (Details) - Schedule of Property and Equipment - Property, Plant and Equipment [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property and Equipment [Line Items]
Total property and equipment	$ 3,247,702	$ 3,256,821	$ 2,610,614
Less: accumulated depreciation	(1,897,931)	(1,446,677)	(725,408)
Total property and equipment, net	1,349,771	1,810,144	1,885,206
Machinery and equipment [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment	1,402,596	1,402,596	1,403,817
Office furniture and equipment [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment	143,389	143,389	156,960
Transportation equipment [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment	934,397	943,516	883,077
Displays [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment	610,960	610,960
Leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment	$ 156,360	$ 156,360	$ 166,760